Hartford Environmental Opportunities Fund (Prospectus Summary) | Hartford Environmental Opportunities Fund
HARTFORD ENVIRONMENTAL OPPORTUNITIES FUND SUMMARY SECTION
INVESTMENT OBJECTIVE.
The Fund seeks long-term capital appreciation.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section beginning on page 17 of the Fund’s statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 56 of the Fund’s statement of additional information.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Hartford Environmental Opportunities Fund (Prospectus Summary) - Hartford Environmental Opportunities Fund	Class A		Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hartford Environmental Opportunities Fund (Prospectus Summary) - Hartford Environmental Opportunities Fund		Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y
Management fees	[1]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	[1]	0.25%	1.00%	none	0.50%	0.25%	none	none	none
Total other expenses	[1]	0.42%	0.42%	0.32%	0.39%	0.34%	0.29%	0.18%	0.18%
Administrative services fee	[1]	none	none	none	0.20%	0.15%	0.10%	none	none
Other expenses	[1]	0.42%	0.42%	0.32%	0.19%	0.19%	0.19%	0.18%	0.18%
Total annual fund operating expenses	[1]	1.47%	2.22%	1.12%	1.69%	1.39%	1.09%	0.98%	0.98%
Fee waiver and/or expense reimbursement	[1],[2]	0.17%	0.17%	0.07%	0.09%	0.09%	0.09%	0.08%	0.08%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1],[2]	1.30%	2.05%	1.05%	1.60%	1.30%	1.00%	0.90%	0.90%
[1]	Fees and expenses are based on estimated amounts for the current fiscal year.
[2]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.30% (Class A), 2.05% (Class C), 1.05% (Class I), 1.60% (Class R3), 1.30% (Class R4), 1.00% (Class R5), 0.90% (Class R6) and 0.90% (Class Y). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2017 and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.

Example.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example - Hartford Environmental Opportunities Fund (Prospectus Summary) - Hartford Environmental Opportunities Fund - USD ($)	Expense Example, With Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	675	974
Class C	308	678
Class I	107	349
Class R3	163	524
Class R4	132	431
Class R5	102	338
Class R6	92	304
Class Y	92	304

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Hartford Environmental Opportunities Fund (Prospectus Summary) - Hartford Environmental Opportunities Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A	675	974
Class C	208	678
Class I	107	349
Class R3	163	524
Class R4	132	431
Class R5	102	338
Class R6	92	304
Class Y	92	304

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. Because the Fund has not yet commenced operations as of the date of this prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year is not available.

PRINCIPAL INVESTMENT STRATEGY.
The Fund seeks to achieve its objective by investing in securities of U.S. and foreign issuers, including non-dollar securities and securities of emerging market issuers. The Fund focuses its investments on equity securities and equity related investments. The sub-adviser, Wellington Management Company LLP (“Wellington Management” or the “sub-adviser”), uses fundamental research and analysis to identify companies it believes represent attractive investments and also address environmental challenges and/or seek to improve the efficiency of resource consumption. Under normal circumstances, the Fund invests at least 80% of its net assets in companies engaged in low carbon electricity, energy efficiency, low carbon transportation, and/or water and resource management, or otherwise involved in seeking to address environmental challenges and/or improve the efficiency of resource consumption. Although the Fund may invest across different sectors and countries and has no limit on the amount it may invest in any single sector or country, the Fund generally can be expected to emphasize investments in the utilities and industrial sectors, as these sectors tend to include companies that address environmental challenges and/or seek to improve the efficiency of resource consumption. The Fund generally expects to exclude companies that have significant exposure to fossil fuels. The Fund may invest in securities of issuers of any market capitalization, including small capitalization securities.

PRINCIPAL RISKS.
The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters please see “Additional Information Regarding Investment Strategies and Risks” in the Fund’s statutory prospectus.

       Market Risk – Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

       Equity Risk – The risk that the price of equity or equity related securities may decline due to changes in a company’s financial condition and overall market and economic conditions.

       Foreign Investments Risk – Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

       Emerging Markets Risk – The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.

       Small Cap Securities Risk – Investments in small capitalization companies involve greater risks than investments in larger, more established companies. Many of these companies are young and have limited operating or business history. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks, including the risk of bankruptcy.

       Sustainable and Responsible Investing Risk – The application of the Fund’s sustainability and environmentally responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor with the market. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies, as well as on political support for certain environmental initiatives and developments affecting companies focused on sustainable energy solutions generally. In addition, under certain market conditions, the Fund may underperform funds that invest in a broader array of investments. The Fund’s exclusion of investments in companies with significant fossil fuel exposure, in particular, may adversely affect the Fund’s relative performance at times when such investments are performing well.

       Investment Strategy Risk – The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund’s investment objective will be achieved.

       Sector Risk – The Fund’s investments may be focused in securities of companies in the utilities and industrials sectors of the securities markets, which may cause the Fund’s performance to be sensitive to developments affecting those sectors generally or companies in those sectors.

The Fund is subject to certain other risks, which are discussed in “Additional Information Regarding Investment Strategies and Risks” in the Fund’s statutory prospectus.

PAST PERFORMANCE.
Because the Fund has not yet commenced operations, no performance history has been provided.